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USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7%
	ADVERTISING & MARKETING - 1.3%
10,000	Trade Desk, Inc. (The), Class A(a)	$ 719,900

	AEROSPACE & DEFENSE - 26.4%
200,425	BAE Systems plc	5,189,714
3,000	Boeing Company (The)(a)	628,590
7,000	Howmet Aerospace, Inc.	1,302,910
1,000	Lockheed Martin Corporation	463,140
6,000	Northrop Grumman Corporation	2,999,880
25,458	RTX Corporation	3,717,377
		14,301,611
	AUTOMOTIVE - 1.2%
2,000	Tesla, Inc.(a)	635,320

	BEVERAGES - 23.9%
35,000	Anheuser-Busch InBev S.A. - ADR	2,405,200
15,000	Carlsberg A/S, Series B	2,125,338
6,500	Constellation Brands, Inc., Class A	1,057,420
24,500	Diageo plc - ADR	2,470,580
30,000	Heineken N.V.	2,615,547
15,000	Molson Coors Beverage Company, Class B	721,350
16,500	Pernod Ricard S.A.	1,644,170
		13,039,605
	E-COMMERCE DISCRETIONARY - 4.5%
17,000	Alibaba Group Holding Ltd. - ADR	1,927,970
15,000	JD.com, Inc. - ADR	489,600
		2,417,570
	GAMING REITS - 2.5%
28,322	Gaming and Leisure Properties, Inc.	1,322,071

	INDUSTRIAL REIT - 1.5%
15,000	Innovative Industrial Properties, Inc.	828,300

	LEISURE FACILITIES & SERVICES - 15.3%
30,000	DraftKings, Inc., Class A(a)	1,286,700

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares						Fair Value
	COMMON STOCKS — 96.7% (Continued)
	LEISURE FACILITIES & SERVICES - 15.3% (Continued)
22,500	Evolution A.B. 144A(c)					$ 1,787,597
5,000	Flutter Entertainment plc(a)					1,428,800
305,000	Galaxy Entertainment Group Ltd.					1,354,051
75,000	Penn Entertainment, Inc.(a)					1,340,250
3,800	RCI Hospitality Holdings, Inc.					144,856
300,000	Sands China Ltd.					624,462
474,600	Wynn Macau Ltd.					327,687
						8,294,403
	METALS & MINING - 3.2%
12,000	Core Natural Resources, Inc.					836,880
150,000	Hecla Mining Company					898,500
						1,735,380
	TOBACCO & CANNABIS - 16.9%
25,000	Altria Group, Inc.					1,465,750
53,000	British American Tobacco plc - ADR					2,508,490
480,000	Cronos Group, Inc.(a)					916,800
23,500	Philip Morris International, Inc.					4,280,055
						9,171,095

	TOTAL COMMON STOCKS (Cost $38,834,227)					52,465,255

	SHORT-TERM INVESTMENTS — 4.6%
	COLLATERAL FOR SECURITIES LOANED - 4.6%
2,515,500	First American Government Obligations Fund, Class X, 4.21%(d)(e) (Cost $2,515,500)					2,515,500

Contracts(f)
	FUTURE OPTIONS PURCHASED - 0.0%(g)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.0%(g)
40	S&P500 E-MINI 5150 Index	ADM	07/31/2025	$ 5,150	$ 10,300,000	7,300
	TOTAL PUT OPTIONS PURCHASED (Cost $58,000)

	TOTAL FUTURE OPTIONS PURCHASED (Cost $58,000)					7,300

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

TOTAL INVESTMENTS – 101.3% (Cost $41,407,727)	$ 54,988,055
LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%	(723,876)
NET ASSETS - 100.0%)	$ 54,264,179

AB	- Aktiebolag
ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

ADM	ADM Investor Services, Inc.

(a)	Non-income producing security.
(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,467,098 at June 30, 2025.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the total market value of 144A securities is 1,787,597 or 3.3% of net assets.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(e)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $2,515,500 at June 30, 2025.
(f)	Each contract allows the holder to buy/sell 50 shares of the underlying security at the exercise price of the S&P500 E-Mini.
(g)	Percentage rounds to less than 0.1%.